IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2023
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS

In 2022, as a result of loss of dryer, an impairment provision was made for ThU.S.$ 10,500 in Valdivia mill in Chile, which was recognized into impairment provisions of individual assets for which reversals were made in 2023, leaving a balance of ThU.S.$ 3,639 at the end of 2023.

In 2022, as a result of closing MDP line of Pien mill in Brasil, an impairment provision was made for ThU.S.$ 14,388, which amount include an impairment of goodwill for ThU.S.$ 3,895, which is mentioned later in this note.

At the end of 2022, considering the current projections of future margins, exchange differences and the sustained increasing risk in the Argentine Republic, and applying the usual procedures for determining impairment in accordance with IFRS, in the subsidiary Arauco Argentina, an impairment was recorded in the cash generating unit for the manufacture of celulose pulp, which to date is ThU.S.$ 127,260. (ThU.S.$ 127,605 as of December 31, 2022).

The premises included in this projection consider a discount rate of 22.07%, sales volume based on expected production data, sales prices based on the projection of international consultants and future investments of the machinery in its current state.

On September 12, 2023 was informed the decision to suspend the manufacturing pulp process at the Licancel mill (Chile). As of December 31, 2023, the Licancel mill impairment provision was recognized for a total of ThU.S.$ 61,039 (includes Property, plant and equipment and Inventory of spare parts). This decision was based on a series of adverse circumstances that affected the operation of the Licancel pulp mill in Chile during 2023. The reasons for this measure include extreme weather variability, consecutive river floods, periods of severe drought leading to repeated shutdowns, and high-impact forest fires that have significantly reduced the availability of wood on an industrial scale, all compounded by the years of operation of the main equipment.

As of December 31, 2023, an impairment provision of ThU.S.$ 6,037 was recognized corresponding to the closure of the Aserraderos Horcones II in Chile.
This closure was due to supply issues, rising costs and decreased availability of raw materials (all of which affected the entire timber business in Chile).

As of December 31, 2023, impairment provisions associated with sales and recoveries from property, plant and equipment from the subsidiaries of United States, impairment provisions associated with from property, plant and equipment were reversed for a total of ThU.S.$ 7,113 (ThU.S.$ 7,014 as of December 31, 2022).

In addition, due to the modernization and expansion project of the Arauco mill (Proyecto de Modernización y Ampliación de la Planta Arauco, or MAPA Project), was totally impaired as of December 31, 2021. As of December 31, 2022 and 2021, accumulated impairment of the assets of the CGU Line 1 of Arauco mill (pulp segment) was ThU.S.$ 101,069.

All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2023	12-31-2022
Changes in CGUs impairment provision	ThU.S.$	ThU.S.$
Opening balance	324,350	190,042
Impairment loss recognized in profit or loss	80,146	141,137
Reversal of impairment loss recognized in profit or loss	(7,899)	(9,164)
Increase (decrease) in foreign exchange	4,930	2,335
Closing balance	401,527	324,350

Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2023	12-31-2022
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	33,324	27,037
Impairment loss recognized in profit or loss	8,600	13,823
Reverse of impairment recognized loss in profit or loss	(10,197)	(7,691)
Increase (decrease) in foreign exchange	206	155
Closing balance	31,933	33,324

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 55,891 (ThU.S.$ 54,800 on December 31, 2022), as shown below:

	12-31-2023	12-31-2022
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,726	40,676
Arauco do Brasil S.A. (Pien mill)	14,433	13,392
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	55,891	54,800

	12-31-2023	12-31-2022
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	54,800	57,697
Increase (decrease) impairment	-	(3,895)
Increase (decrease) in foreign exchange	1,091	998
Closing balance	55,891	54,800

Of the total of goodwill, ThU.S.$ 40,726 (ThU.S.$ 40,676 as of December 31, 2022) were generated by the acquisition of “Flakeboard” (currently Arauco Canada Ltd.), a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$ 242,502 for the 100% interest ownership. The remaining balance of ThU.S.$ 732 corresponds to the acquisition of Prime-Line Inc., on September 1, 2019, for which Arauco North America Inc, a subsidiary of Arauco Canada Ltd. paid ThU.S.$ 18,880 for all the shares of said company.

The recoverable amount for Flakeboard’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 7-year term, a period time, which is considered to represent the cyclicality of the business performance, applying a nominal discount rate of 7% which reflects current market assessments for the wood products segment in North America.

Due to the investment in panel plant in Pien, Brazil, there is a goodwill of ThU.S.$ 14,433 (ThU.S.$ 13,392 as of December 31, 2022).

The recoverable amount for the Pien mill’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term based on the operational plan approved by the Administration, applying a 7.4% nominal discount rate that reflects current evaluations for the panel segment in Brazil.

As of December 31, 2023, the carrying value of the goodwill of the plants did not exceed their recoverable value, except at the end of December 2022 in Brazil for the MDF line of the Pien mill, was recognized an impairment of the goodwill, and it was for ThU.S.$ 3,895.